General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general information about financial statements [text block] [Abstract]
Accumulated deficits	$ (276,268)	$ (203,564)
Cash flows from operating activities	$ (48,627)	$ (37,930)	$ (26,426)